FAIRHOLME FUNDS, INC.

5966 South Dixie Highway, Suite 300

South Miami, FL 33143

March 31, 2026

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Fairholme Funds, Inc.

File Nos. 333-88517 and 811-09607

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Fairholme Funds, Inc. (the “Company”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those included in Post-Effective Amendment No. 49 to the Company’s Registration Statement on Form N-1A that was filed electronically with the Securities and Exchange Commission on March 25, 2026.

If you have any questions regarding the above, please do not hesitate to contact the undersigned at (305) 434-7727.

Sincerely,

/s/ Erica K. Kapahi
Erica K. Kapahi
Chief Compliance Officer and Secretary
Fairholme Funds, Inc.